Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.0%)
Activision Blizzard, Inc.	108,971	4,961
Alphabet, Inc. - Class A *	42,708	50,263
Alphabet, Inc. - Class C *	43,851	51,451
AT&T, Inc.	1,039,242	32,591
CBS Corp. - Class B	49,601	2,358
CenturyLink, Inc.	135,669	1,627
Charter Communications, Inc. - Class A *	24,755	8,588
Comcast Corp. - Class A	644,341	25,761
Discovery Communications, Inc. - Class A *	22,402	605
Discovery Communications, Inc. - Class C *	51,422	1,307
DISH Network Corp. - Class A *	32,734	1,037
Electronic Arts, Inc. *	42,741	4,344
Facebook, Inc. - Class A *	340,328	56,729
Fox Corp. *	72,563	2,645
The Interpublic Group of Companies, Inc.	54,913	1,154
Netflix, Inc. *	62,287	22,209
News Corp. - Class A	54,971	684
News Corp. - Class B	17,659	221
Omnicom Group, Inc.	31,912	2,329
Take-Two Interactive Software, Inc. *	16,144	1,523
TripAdvisor, Inc. *	14,662	754
Twitter, Inc. *	103,928	3,417
Verizon Communications, Inc.	589,486	34,856
Viacom, Inc. - Class B	50,451	1,416
The Walt Disney Co.	249,127	27,660

Total		340,490

Consumer Discretionary (10.0%)
Advance Auto Parts, Inc.	10,225	1,744
Amazon.com, Inc. *	58,864	104,822
Aptiv PLC	37,097	2,949
AutoZone, Inc. *	3,561	3,647
Best Buy Co., Inc.	33,400	2,373
Booking Holdings, Inc. *	6,422	11,206
BorgWarner, Inc.	29,631	1,138
Capri Holdings, Ltd. *	21,774	996
CarMax, Inc. *	24,265	1,694
Carnival Corp.	57,123	2,897
Chipotle Mexican Grill, Inc. *	3,472	2,466
D.R. Horton, Inc.	48,479	2,006

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Darden Restaurants, Inc.	17,620	2,140
Dollar General Corp.	37,504	4,474
Dollar Tree, Inc. *	33,950	3,566
eBay, Inc.	122,688	4,557
Expedia, Inc.	16,680	1,985
Foot Locker, Inc.	16,105	976
Ford Motor Co.	557,484	4,895
The Gap, Inc.	30,474	798
Garmin, Ltd.	17,299	1,494
General Motors Co.	187,005	6,938
Genuine Parts Co.	20,821	2,333
H&R Block, Inc.	29,321	702
Hanesbrands, Inc.	51,562	922
Harley-Davidson, Inc.	22,761	812
Hasbro, Inc.	16,517	1,404
Hilton Worldwide Holdings, Inc.	41,778	3,472
The Home Depot, Inc.	161,142	30,922
Kohl’s Corp.	23,558	1,620
L Brands, Inc.	32,578	899
Leggett & Platt, Inc.	18,699	789
Lennar Corp. - Class A	40,795	2,003
LKQ Corp. *	44,907	1,274
Lowe’s Companies, Inc.	114,273	12,509
Macy’s, Inc.	43,868	1,054
Marriott International, Inc. - Class A	40,220	5,031
Mattel, Inc. *	49,275	641
McDonald’s Corp.	109,182	20,734
MGM Resorts International	72,768	1,867
Mohawk Industries, Inc. *	8,769	1,106
Newell Brands, Inc.	55,493	851
NIKE, Inc. - Class B	179,580	15,122
Nordstrom, Inc.	15,270	678
Norwegian Cruise Line Holdings, Ltd. *	31,051	1,707
O’Reilly Automotive, Inc. *	11,181	4,342
PulteGroup, Inc.	36,374	1,017
PVH Corp.	10,805	1,318
Ralph Lauren Corp.	7,524	976
Ross Stores, Inc.	52,869	4,922
Royal Caribbean Cruises, Ltd.	24,471	2,805
Starbucks Corp.	177,416	13,189
Tapestry, Inc.	41,369	1,344
Target Corp.	74,447	5,975
Tiffany & Co.	15,477	1,634
The TJX Cos., Inc.	176,549	9,394
Tractor Supply Co.	17,302	1,691
Ulta Beauty, Inc. *	8,039	2,803

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Under Armour, Inc. - Class A *	26,791	566
Under Armour, Inc. - Class C *	27,467	518
VF Corp.	46,279	4,022
Whirlpool Corp.	9,076	1,206
Wynn Resorts, Ltd.	13,820	1,649
Yum! Brands, Inc.	43,714	4,363

Total		341,947

Consumer Staples (7.2%)
Altria Group, Inc.	267,412	15,357
Archer-Daniels-Midland Co.	79,904	3,446
Brown-Forman Corp. - Class B	23,724	1,252
Campbell Soup Co.	27,485	1,048
Church & Dwight Co., Inc.	35,081	2,499
The Clorox Co.	18,284	2,934
The Coca-Cola Co.	548,940	25,723
Colgate-Palmolive Co.	122,929	8,425
Conagra Brands, Inc.	69,279	1,922
Constellation Brands, Inc. - Class A	23,760	4,166
Costco Wholesale Corp.	62,842	15,216
Coty, Inc. - Class A	64,306	739
The Estee Lauder Cos., Inc. - Class A	31,137	5,155
General Mills, Inc.	85,134	4,406
The Hershey Co.	19,835	2,278
Hormel Foods Corp.	38,896	1,741
The J.M. Smucker Co.	16,229	1,891
Kellogg Co.	35,814	2,055
Kimberly-Clark Corp.	49,138	6,088
The Kraft Heinz Co.	88,724	2,897
The Kroger Co.	113,808	2,800
Lamb Weston Holdings, Inc.	20,899	1,566
McCormick & Co., Inc.	17,491	2,635
Molson Coors Brewing Co. - Class B	26,772	1,597
Mondelez International, Inc.	206,029	10,285
Monster Beverage Corp. *	55,791	3,045
PepsiCo, Inc.	200,397	24,559
Philip Morris International, Inc.	221,773	19,602
The Procter & Gamble Co.	356,883	37,134
Sysco Corp.	67,392	4,499
Tyson Foods, Inc. - Class A	42,123	2,925
Walgreens Boots Alliance, Inc.	114,405	7,238

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Walmart, Inc.	203,092	19,808

Total		246,931

Energy (5.4%)
Anadarko Petroleum Corp.	71,271	3,242
Apache Corp.	53,556	1,856
Baker Hughes	73,241	2,030
Cabot Oil & Gas Corp.	60,399	1,577
Chevron Corp.	271,069	33,390
Cimarex Energy Co.	14,474	1,012
Concho Resources, Inc.	28,617	3,175
ConocoPhillips	161,838	10,801
Devon Energy Corp.	62,529	1,974
Diamondback Energy, Inc.	22,044	2,238
EOG Resources, Inc.	82,752	7,876
Exxon Mobil Corp.	604,463	48,841
Halliburton Co.	124,480	3,647
Helmerich & Payne, Inc.	15,608	867
Hess Corp.	36,315	2,187
HollyFrontier Corp.	22,413	1,104
Kinder Morgan, Inc.	277,728	5,557
Marathon Oil Corp.	116,771	1,951
Marathon Petroleum Corp.	96,100	5,752
National Oilwell Varco, Inc.	54,702	1,457
Noble Energy, Inc.	68,990	1,706
Occidental Petroleum Corp.	106,932	7,079
ONEOK, Inc.	58,721	4,101
Phillips 66	59,850	5,696
Pioneer Natural Resources Co.	24,020	3,658
Schlumberger, Ltd.	197,727	8,615
TechnipFMC PLC	60,700	1,428
Valero Energy Corp.	59,578	5,054
The Williams Cos., Inc.	172,762	4,962

Total		182,833

Financials (12.5%)
Affiliated Managers Group, Inc.	7,426	795
AFLAC, Inc.	107,045	5,352
The Allstate Corp.	47,359	4,460
American Express Co.	98,660	10,784
American International Group, Inc.	124,044	5,341
Ameriprise Financial, Inc.	19,330	2,476
Aon PLC	34,239	5,845
Arthur J. Gallagher & Co.	26,258	2,051
Assurant, Inc.	8,802	835
Bank of America Corp.	1,281,492	35,356
The Bank of New York Mellon Corp.	125,323	6,320
BB&T Corp.	108,945	5,069

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hathaway, Inc. - Class B *	277,416	55,730
BlackRock, Inc.	17,360	7,419
Brighthouse Financial, Inc. *	16,645	604
Capital One Financial Corp.	66,749	5,453
CBOE Holdings, Inc.	16,007	1,528
The Charles Schwab Corp.	169,238	7,237
Chubb, Ltd.	65,394	9,160
Cincinnati Financial Corp.	21,618	1,857
Citigroup, Inc.	335,476	20,873
Citizens Financial Group, Inc.	65,681	2,135
CME Group, Inc.	51,041	8,400
Comerica, Inc.	22,684	1,663
Discover Financial Services	46,849	3,334
E*TRADE Financial Corp.	35,140	1,632
Everest Re Group, Ltd.	5,803	1,253
Fifth Third Bancorp	109,774	2,769
First Republic Bank	23,508	2,362
Franklin Resources, Inc.	42,159	1,397
The Goldman Sachs Group, Inc.	48,861	9,381
The Hartford Financial Services Group, Inc.	51,283	2,550
Huntington Bancshares, Inc.	149,341	1,894
Intercontinental Exchange, Inc.	81,103	6,175
Invesco, Ltd.	56,648	1,094
Jefferies Financial Group, Inc.	37,519	705
JPMorgan Chase & Co.	467,114	47,286
KeyCorp	143,917	2,267
Lincoln National Corp.	29,145	1,711
Loews Corp.	39,081	1,873
M&T Bank Corp.	19,763	3,103
Marsh & McLennan Cos., Inc.	72,060	6,766
MetLife, Inc.	136,567	5,814
Moody’s Corp.	23,706	4,293
Morgan Stanley	185,273	7,819
MSCI, Inc.	12,030	2,392
Nasdaq, Inc.	16,520	1,445
Northern Trust Corp.	31,159	2,817
People’s United Financial, Inc.	56,095	922
PNC Financial Services Group, Inc.	64,714	7,938
Principal Financial Group, Inc.	36,926	1,853
The Progressive Corp.	83,301	6,005
Prudential Financial, Inc.	58,349	5,361

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Raymond James Financial, Inc.	18,109	1,456
Regions Financial Corp.	145,190	2,054
S&P Global, Inc.	35,466	7,467
State Street Corp.	54,021	3,555
SunTrust Banks, Inc.	63,236	3,747
SVB Financial Group *	7,508	1,670
Synchrony Financial	93,169	2,972
T. Rowe Price Group, Inc.	33,706	3,375
Torchmark Corp.	14,469	1,186
The Travelers Cos., Inc.	37,576	5,154
U.S. Bancorp	214,648	10,344
Unum Group	30,619	1,036
Wells Fargo & Co.	584,131	28,225
Willis Towers Watson PLC	18,418	3,235
Zions Bancorporation	26,558	1,206

Total		427,636

Health Care (14.4%)
Abbott Laboratories	250,564	20,030
AbbVie, Inc.	210,440	16,959
ABIOMED, Inc. *	6,432	1,837
Agilent Technologies, Inc.	45,312	3,642
Alexion Pharmaceuticals, Inc. *	31,881	4,310
Align Technology, Inc. *	10,384	2,952
Allergan PLC	44,605	6,531
AmerisourceBergen Corp.	22,285	1,772
Amgen, Inc.	88,776	16,866
Anthem, Inc.	36,666	10,522
Baxter International, Inc.	68,002	5,529
Becton Dickinson and Co.	38,385	9,586
Biogen, Inc. *	28,063	6,634
Boston Scientific Corp. *	197,726	7,589
Bristol-Myers Squibb Co.	232,923	11,113
Cardinal Health, Inc.	42,516	2,047
Celgene Corp. *	100,200	9,453
Centene Corp. *	58,944	3,130
Cerner Corp. *	46,274	2,647
Cigna Corp.	54,220	8,720
The Cooper Cos., Inc.	7,039	2,085
CVS Health Corp.	185,046	9,980
Danaher Corp.	89,635	11,834
DaVita, Inc. *	18,041	979
Dentsply Sirona, Inc.	31,749	1,574
Edwards Lifesciences Corp. *	29,641	5,671
Eli Lilly & Co.	123,200	15,986
Gilead Sciences, Inc.	181,968	11,830
HCA Healthcare, Inc.	38,099	4,967

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Henry Schein, Inc. *	21,600	1,298
Hologic, Inc. *	38,204	1,849
Humana, Inc.	19,340	5,144
IDEXX Laboratories, Inc. *	12,270	2,744
Illumina, Inc. *	20,971	6,515
Incyte Corp. *	25,346	2,180
Intuitive Surgical, Inc. *	16,333	9,319
IQVIA Holdings, Inc. *	22,575	3,247
Johnson & Johnson	379,932	53,111
Laboratory Corp. of America Holdings *	14,067	2,152
McKesson Corp.	27,366	3,203
Medtronic PLC	191,333	17,427
Merck & Co., Inc.	368,245	30,627
Mettler-Toledo International, Inc. *	3,537	2,557
Mylan NV *	73,562	2,085
Nektar Therapeutics *	24,838	835
PerkinElmer, Inc.	15,807	1,523
Perrigo Co. PLC	17,833	859
Pfizer, Inc.	792,038	33,638
Quest Diagnostics, Inc.	19,154	1,722
Regeneron Pharmaceuticals, Inc. *	11,182	4,592
ResMed, Inc.	20,444	2,126
Stryker Corp.	44,127	8,716
Teleflex, Inc.	6,565	1,984
Thermo Fisher Scientific, Inc.	57,433	15,721
UnitedHealth Group, Inc.	136,891	33,848
Universal Health Services, Inc. - Class B	11,916	1,594
Varian Medical Systems, Inc. *	12,951	1,835
Vertex Pharmaceuticals, Inc. *	36,473	6,709
Waters Corp. *	10,202	2,568
WellCare Health Plans, Inc. *	7,132	1,924
Zimmer Biomet Holdings, Inc.	29,165	3,724
Zoetis, Inc.	68,303	6,876

Total		491,027

Industrials (9.3%)
3M Co.	82,145	17,068
A.O. Smith Corp.	20,230	1,079
Alaska Air Group, Inc.	17,564	986
Allegion PLC	13,476	1,222
American Airlines Group, Inc.	57,016	1,811
AMETEK, Inc.	32,403	2,688
Arconic, Inc.	61,573	1,177
The Boeing Co.	74,960	28,591
C.H. Robinson Worldwide, Inc.	19,524	1,698

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Caterpillar, Inc.	82,109	11,125
Cintas Corp.	12,081	2,442
Copart, Inc. *	28,650	1,736
CSX Corp.	110,542	8,271
Cummins, Inc.	20,651	3,260
Deere & Co.	45,437	7,263
Delta Air Lines, Inc.	88,144	4,553
Dover Corp.	20,678	1,940
Eaton Corp. PLC	60,432	4,868
Emerson Electric Co.	87,683	6,004
Equifax, Inc.	17,220	2,041
Expeditors International of Washington, Inc.	24,491	1,859
Fastenal Co.	40,824	2,625
FedEx Corp.	34,262	6,215
Flowserve Corp.	18,687	844
Fluor Corp.	19,912	733
Fortive Corp.	42,011	3,524
Fortune Brands Home & Security, Inc.	20,051	955
General Dynamics Corp.	38,653	6,543
General Electric Co.	1,241,894	12,406
Harris Corp.	16,829	2,688
Honeywell International, Inc.	104,014	16,530
Huntington Ingalls Industries, Inc.	5,925	1,228
IHS Markit, Ltd. *	51,852	2,820
Illinois Tool Works, Inc.	43,064	6,181
Ingersoll-Rand PLC	34,549	3,730
J.B. Hunt Transport Services, Inc.	12,410	1,257
Jacobs Engineering Group, Inc.	16,719	1,257
Johnson Controls International PLC	130,211	4,810
Kansas City Southern	14,401	1,670
L3 Technologies, Inc.	11,315	2,335
Lockheed Martin Corp.	35,071	10,527
Masco Corp.	42,013	1,651
Nielsen Holdings PLC	50,709	1,200
Norfolk Southern Corp.	38,156	7,131
Northrop Grumman Corp.	24,215	6,528
PACCAR, Inc.	49,464	3,370
Parker Hannifin Corp.	18,456	3,167
Pentair PLC	22,492	1,001
Quanta Services, Inc.	20,166	761
Raytheon Co.	40,265	7,331
Republic Services, Inc.	30,741	2,471
Robert Half International, Inc.	16,988	1,107
Rockwell Automation, Inc.	17,054	2,992
Rollins, Inc.	21,027	875
Roper Technologies, Inc.	14,781	5,055
Snap-on, Inc.	7,934	1,242
Southwest Airlines Co.	70,963	3,684

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Stanley Black & Decker, Inc.	21,593	2,940
Textron, Inc.	33,480	1,696
TransDigm Group, Inc. *	6,943	3,152
Union Pacific Corp.	103,128	17,243
United Continental Holdings, Inc. *	31,964	2,550
United Parcel Service, Inc. - Class B	99,292	11,095
United Rentals, Inc. *	11,355	1,297
United Technologies Corp.	115,641	14,905
Verisk Analytics, Inc.	23,327	3,102
W.W. Grainger, Inc.	6,434	1,936
Wabtec Corp.	19,895	1,467
Waste Management, Inc.	55,621	5,780
Xylem, Inc.	25,615	2,025

Total		319,314

Information Technology (20.9%)
Accenture PLC - Class A	90,940	16,007
Adobe Systems, Inc. *	69,581	18,543
Advanced Micro Devices, Inc. *	125,689	3,208
Akamai Technologies, Inc. *	23,284	1,670
Alliance Data Systems Corp.	6,502	1,138
Amphenol Corp. - Class A	42,526	4,016
Analog Devices, Inc.	52,545	5,531
ANSYS, Inc. *	11,951	2,184
Apple, Inc.	639,062	121,390
Applied Materials, Inc.	135,443	5,372
Arista Networks, Inc. *	7,455	2,344
Autodesk, Inc. *	31,245	4,869
Automatic Data Processing, Inc.	62,148	9,927
Broadcom, Inc.	56,509	16,993
Broadridge Financial Solutions, Inc.	16,503	1,711
Cadence Design Systems, Inc. *	40,001	2,540
Cisco Systems, Inc.	628,007	33,906
Citrix Systems, Inc.	17,853	1,779
Cognizant Technology Solutions Corp. - Class A	82,045	5,944
Corning, Inc.	112,242	3,715
DXC Technology Co.	38,272	2,461
F5 Networks, Inc. *	8,480	1,331
Fidelity National Information Services, Inc.	46,069	5,210
Fiserv, Inc. *	55,865	4,932
FleetCor Technologies, Inc. *	12,249	3,020
FLIR Systems, Inc.	19,326	920

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Fortinet, Inc. *	20,692	1,737
Gartner, Inc. *	12,799	1,941
Global Payments, Inc.	22,484	3,069
Hewlett Packard Enterprise Co.	196,441	3,031
HP, Inc.	218,773	4,251
Intel Corp.	641,556	34,452
International Business Machines Corp.	126,951	17,913
Intuit, Inc.	36,960	9,662
IPG Photonics Corp. *	5,062	768
Jack Henry & Associates, Inc.	11,010	1,528
Juniper Networks, Inc.	49,635	1,314
Keysight Technologies, Inc. *	26,784	2,336
KLA-Tencor Corp.	23,568	2,814
Lam Research Corp.	21,769	3,897
Mastercard, Inc. - Class A	128,778	30,321
Maxim Integrated Products, Inc.	39,004	2,074
Microchip Technology, Inc.	33,807	2,805
Micron Technology, Inc. *	159,932	6,610
Microsoft Corp.	1,094,542	129,090
Motorola Solutions, Inc.	23,378	3,283
NetApp, Inc.	35,234	2,443
NVIDIA Corp.	86,454	15,524
Oracle Corp.	363,525	19,525
Paychex, Inc.	45,593	3,657
PayPal Holdings, Inc. *	167,374	17,380
Qorvo, Inc. *	17,517	1,256
QUALCOMM, Inc.	172,666	9,847
Red Hat, Inc. *	25,217	4,607
salesforce.com, Inc. *	109,137	17,284
Seagate Technology PLC	36,577	1,752
Skyworks Solutions, Inc.	24,832	2,048
Symantec Corp.	91,193	2,096
Synopsys, Inc. *	21,353	2,459
TE Connectivity, Ltd.	48,342	3,904
Texas Instruments, Inc.	133,887	14,201
Total System Services, Inc.	23,220	2,206
VeriSign, Inc. *	15,029	2,729
Visa, Inc. - Class A	249,686	38,998
Western Digital Corp.	41,494	1,994
Western Union Co.	62,186	1,149
Xerox Corp.	28,513	912
Xilinx, Inc.	36,117	4,579

Total		714,107

Materials (2.6%)
Air Products and Chemicals, Inc.	31,333	5,983
Albemarle Corp.	15,087	1,237
Avery Dennison Corp.	11,981	1,354
Ball Corp.	47,698	2,760

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Materials continued
Celanese Corp. - Class A	18,275	1,802
CF Industries Holdings, Inc.	31,799	1,300
DowDuPont, Inc.	321,671	17,148
Eastman Chemical Co.	19,941	1,513
Ecolab, Inc.	36,138	6,380
FMC Corp.	19,211	1,476
Freeport-McMoRan, Inc.	206,725	2,665
International Flavors & Fragrances, Inc.	14,452	1,861
International Paper Co.	57,099	2,642
Linde PLC	78,615	13,831
LyondellBasell Industries NV - Class A	43,419	3,651
Martin Marietta Materials, Inc.	8,907	1,792
The Mosaic Co.	50,593	1,382
Newmont Mining Corp.	75,991	2,718
Nucor Corp.	43,567	2,542
Packaging Corp. of America	13,481	1,340
PPG Industries, Inc.	33,654	3,798
Sealed Air Corp.	22,203	1,023
The Sherwin-Williams Co.	11,640	5,013
Vulcan Materials Co.	18,807	2,227
WestRock Co.	36,432	1,397

Total		88,835

Real Estate (3.0%)
Alexandria Real Estate Equities, Inc.	16,082	2,293
American Tower Corp.	62,934	12,402
Apartment Investment & Management Co. - Class A	22,817	1,148
AvalonBay Communities, Inc.	19,760	3,966
Boston Properties, Inc.	22,043	2,951
CBRE Group, Inc. *	44,557	2,203
Crown Castle International Corp.	59,286	7,589
Digital Realty Trust, Inc.	29,649	3,528
Duke Realty Corp.	51,251	1,567
Equinix, Inc.	11,886	5,386
Equity Residential	52,776	3,975
Essex Property Trust, Inc.	9,372	2,711
Extra Space Storage, Inc.	18,161	1,851
Federal Realty Investment Trust	10,609	1,462
HCP, Inc.	68,160	2,133
Host Hotels & Resorts, Inc.	105,638	1,997
Iron Mountain, Inc.	40,854	1,449
Kimco Realty Corp.	60,117	1,112

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
The Macerich Co.	15,103	655
Mid-America Apartment Communities, Inc.	16,248	1,776
Prologis, Inc.	89,928	6,470
Public Storage	21,409	4,663
Realty Income Corp.	43,340	3,188
Regency Centers Corp.	23,897	1,613
SBA Communications Corp. *	16,062	3,207
Simon Property Group, Inc.	44,077	8,031
SL Green Realty Corp.	11,939	1,074
UDR, Inc.	39,319	1,787
Ventas, Inc.	50,815	3,243
Vornado Realty Trust	24,736	1,668
Welltower, Inc.	55,119	4,277
Weyerhaeuser Co.	106,501	2,805

Total		104,180

Utilities (3.3%)
The AES Corp.	94,486	1,708
Alliant Energy Corp.	33,679	1,587
Ameren Corp.	34,901	2,567
American Electric Power Co., Inc.	70,374	5,894
American Water Works Co., Inc.	25,787	2,689
Atmos Energy Corp.	16,676	1,716
CenterPoint Energy, Inc.	71,501	2,195
CMS Energy Corp.	40,431	2,246
Consolidated Edison, Inc.	45,806	3,885
Dominion Resources, Inc.	114,033	8,742
DTE Energy Co.	25,954	3,237
Duke Energy Corp.	103,718	9,335
Edison International	46,481	2,878
Entergy Corp.	27,046	2,586
Evergy, Inc.	36,326	2,109
Eversource Energy	45,221	3,208
Exelon Corp.	138,347	6,935
FirstEnergy Corp.	71,852	2,990
NextEra Energy, Inc.	68,217	13,188
NiSource, Inc.	53,141	1,523
NRG Energy, Inc.	40,088	1,703
Pinnacle West Capital Corp.	15,999	1,529
PPL Corp.	102,851	3,264
Public Service Enterprise Group, Inc.	72,109	4,284
Sempra Energy	39,095	4,920
The Southern Co.	147,594	7,628
WEC Energy Group, Inc.	45,004	3,559

Index 500 Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	73,359	4,124

Total		112,229

Total Common Stocks (Cost: $1,561,114)		3,369,529

Short-Term Investments (1.3%)
Commercial Paper (1.1%)
Apple, Inc.
0.000%, 6/27/19 144A	1,100,000	1,093
The Coca-Cola Co.
0.000%, 4/4/19 144A	1,000,000	1,000
0.000%, 5/23/19 144A	2,000,000	1,992
0.000%, 5/24/19 144A	2,000,000	1,992
Exxon Mobil Corp.
0.000%, 4/5/19 144A	1,700,000	1,699
0.000%, 6/28/19 144A	1,300,000	1,292
General Mills, Inc.
0.000%, 4/2/19 144A	1,000,000	1,000
The Home Depot, Inc.
0.000%, 4/15/19 144A	1,500,000	1,498
Kellogg Co.
0.000%, 4/10/19 144A	2,500,000	2,498
Marriott International, Inc.
0.000%, 4/15/19 144A	2,000,000	1,997
0.000%, 4/17/19 144A	1,000,000	999
Mondelez International, Inc.
0.000%, 4/1/19 144A	3,200,000	3,200
0.000%, 4/22/19 144A	2,050,000	2,046
0.000%, 5/7/19 144A	1,000,000	997
Pfizer, Inc.
0.000%, 4/9/19 144A	1,000,000	999
Societe Generale SA
0.000%, 4/17/19 144A	1,500,000	1,498
0.000%, 5/13/19 144A	1,500,000	1,496
The Southern Co.
0.000%, 4/23/19 144A	1,500,000	1,497
TWDC Holdco 613 Corp.
0.000%, 5/17/19 144A	1,500,000	1,495
0.000%, 5/24/19 144A	1,500,000	1,494

Short-Term Investments (1.3%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
United Parcel Service, Inc.
0.000%, 6/27/19 144A	1,000,000	994
Walgreens Boots Alliance, Inc.
0.000%, 5/31/19 144A	2,000,000	1,990
Walmart, Inc.
0.000%, 4/8/19 144A	3,000,000	2,998

Total		37,764

Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	1,375,270	1,375

Total		1,375

US Government & Agencies (0.2%)
Federal Home Loan Bank
0.000%, 4/15/19 b	3,000,000	2,997
0.000%, 6/24/19	3,000,000	2,983

Total		5,980

Total Short-Term Investments (Cost: $45,119)		45,119

Total Investments (99.9%) (Cost: $1,606,233)@		3,414,648

Other Assets, Less Liabilities (0.1%)		2,436

Net Assets (100.0%)		3,417,084

Index 500 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	16	320	6/19	$45,405	$551	$266

							$551	$266

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$—	$266	$266	$—	$—	$—	$—

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
b

Cash or securities with an aggregate value of $2,997 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2019.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $37,764 representing 1.1% of the net assets.

@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,606,233 and the net unrealized appreciation of investments based on that cost was $1,808,966 which is comprised of $1,884,521 aggregate gross unrealized appreciation and $75,555 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Common Stocks	$3,369,529	$—	$—
Short-Term Investments
Money Market Funds	1,375	—	—
All Others	—	43,744	—
Other Financial Instruments^
Futures	551	—	—

Total Assets:	$3,371,455	$43,744	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand